Statement of Shareholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity at Aug. 06, 2008
Stock Issued During Period, Value, New Issues		$ 12,500		$ 12,500
Stock Issued During Period, Shares, New Issues	325			325
Net Income (Loss)			(45,541)
Stockholders' Equity at Aug. 31, 2008		12,500	(45,541)	(33,041)
Shares, Outstanding at Aug. 31, 2008	325			325
Stock Issued During Period, Value, New Issues	13,894	(13,894)
Stock Issued During Period, Shares, New Issues	138,937,175
Net Income (Loss)			(12,666)
Stockholders' Equity at Aug. 31, 2009	13,894	(1,394)	(58,207)	(45,707)
Shares, Outstanding at Aug. 31, 2009	138,937,500			138,937,500
Stock Issued During Period, Value, New Issues	(6,744)	6,744
Stock Issued During Period, Shares, New Issues	(67,437,500)			(67,437,500)
Net Income (Loss)			(214,899)
Adjustments to Additional Paid in Capital, Warrant Issued		0		0
Stock Repurchased and Retired During Period, Shares				0
Stockholders' Equity, Other		157,200		157,200
Stockholders' Equity at Aug. 31, 2010	7,150	162,550	(273,106)	(103,406)
Shares, Outstanding at Aug. 31, 2010	71,500,000			71,500,000
Stock Issued During Period, Value, New Issues	409	1,521,574		1,521,983
Stock Issued During Period, Shares, New Issues	4,090,749			4,090,749
Net Income (Loss)			(1,366,199)
Adjustments to Additional Paid in Capital, Warrant Issued		0		0
Stock Repurchased and Retired During Period, Shares				0
Stockholders' Equity, Other				63,910
Stockholders' Equity at Aug. 31, 2011	7,559	1,684,124	(1,639,305)	116,288
Shares, Outstanding at Aug. 31, 2011	75,590,749			75,590,749
Stock Issued During Period, Value, New Issues	1,163	3,272,130		3,273,293
Stock Issued During Period, Shares, New Issues	11,627,357			11,627,357
Net Income (Loss)			(1,713,636)
Stockholders' Equity, Other				(63,910)
Stockholders' Equity at Aug. 31, 2012	8,722	4,956,254	(3,352,941)	1,612,035
Shares, Outstanding at Aug. 31, 2012	87,218,106			87,218,106
Stock Issued During Period, Value, New Issues	652	1,373,267		1,373,919
Stock Issued During Period, Shares, New Issues	6,524,458.00			6,524,458
Net Income (Loss)			(2,244,830)	(2,244,830)
Adjustments to Additional Paid in Capital, Warrant Issued		0		0
Stock Repurchased and Retired During Period, Shares				0
Stockholders' Equity at Aug. 31, 2013	9,374	6,329,521	(5,597,771)	741,124
Shares, Outstanding at Aug. 31, 2013	93,742,564			93,742,564
Stock Issued During Period, Value, New Issues	2,141	1,861,982		1,864,123
Stock Issued During Period, Shares, New Issues	21,407,682.00			21,407,682
Net Income (Loss)			(2,218,630)
Adjustments to Additional Paid in Capital, Warrant Issued		0		0
Stock Repurchased and Retired During Period, Shares				0
Stockholders' Equity at Aug. 30, 2014	11,515	8,191,503	(7,816,401)	386,617
Shares, Outstanding at Aug. 30, 2014	115,150,246			115,150,246
Stockholders' Equity at Aug. 31, 2014	11,515	8,191,503	(7,816,401)	386,617
Shares, Outstanding at Aug. 31, 2014	115,150,246			115,150,246
Net Income (Loss)			43,107	43,107
Adjustments to Additional Paid in Capital, Warrant Issued		0		0
Stock Repurchased and Retired During Period, Shares				0
Stockholders' Equity at Nov. 30, 2014	$ 11,515	$ 8,191,503	$ (7,773,294)	$ 429,724
Shares, Outstanding at Nov. 30, 2014	115,150,246			115,150,246